UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:
                                                --------------

   This Amendment (Check only one):   |_|  is a restatement
                                      |_|  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             JAT Capital Management, L.P.
Address:          One Fawcett Place
                  Greenwich, CT 06830


Form 13F File Number:        028-12755
                             ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matthew Zweig
Title:            General Counsel and Chief Compliance Officer
Phone:            (203) 608-3100

Signature, Place and Date of Signing:


     /s/ Matthew Zweig               Greenwich, CT           February 14, 2013
---------------------------          -------------           -----------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  ---------------------
Form 13F Information Table Entry Total:                      40
                                                  ---------------------
Form 13F Information Table Value Total:                   $1,668,040
                                                  ---------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                 JAT CAPITAL MANAGEMENT, L.P.
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2012


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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC               COM              023135106   19,408    77,361 SH       SOLE                   77,361
ARM HLDGS PLC                SPONSORED ADR    042068106   12,658   334,600 SH       SOLE                  334,600
CARBO CERAMICS INC           COM              140781105   37,337   476,600 SH  PUT  SOLE                  476,600
CBS CORP NEW                 CL B             124857202   19,269   506,405 SH       SOLE                  506,405
CHECK POINT SOFTWARE TECH LT ORD              M22465104    7,003   147,000 SH       SOLE                  147,000
CITRIX SYS INC               COM              177376100   61,415   935,918 SH       SOLE                  935,918
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   97,594 4,306,901 SH       SOLE                4,306,901
DISNEY WALT CO               COM DISNEY       254687106  104,192 2,092,638 SH       SOLE                2,092,638
EBAY INC                     COM              278642103   73,372 1,438,730 SH       SOLE                1,438,730
EQUINIX INC                  COM NEW          29444U502  224,851 1,090,449 SH       SOLE                1,090,449
EXPEDIA INC DEL              COM NEW          30212P303   60,833   990,121 SH       SOLE                  990,121
EXPEDIA INC DEL              COM NEW          30212P303   24,201   393,900 SH  CALL SOLE                  393,900
FACEBOOK INC                 CL A             30303M102   14,170   532,312 SH       SOLE                  532,312
FIRST SOLAR INC              COM              336433107   24,350   789,162 SH       SOLE                  789,162
GOOGLE INC                   CL A             38259P508   97,174   137,372 SH       SOLE                  137,372
GROUPON INC                  COM CL A         399473107   13,122 2,700,000 SH       SOLE                2,700,000
INTUIT                       COM              461202103    6,691   112,500 SH       SOLE                  112,500
JINKOSOLAR HLDG CO LTD       SPONSORED ADR    47759T100    1,729   278,384 SH       SOLE                  278,384
LAS VEGAS SANDS CORP         COM              517834107   13,934   301,867 SH       SOLE                  301,867
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106  190,213 1,639,625 SH       SOLE                1,639,625
LINKEDIN CORP                COM CL A         53578A108   38,798   337,900 SH       SOLE                  337,900
MADISON SQUARE GARDEN CO     CL A             55826P100   32,541   733,722 SH       SOLE                  733,722
MASTERCARD INC               CL A             57636Q104   22,009    44,800 SH       SOLE                   44,800
MELCO CROWN ENTMT LTD        ADR              585464100   36,896 2,191,000 SH       SOLE                2,191,000
MELLANOX TECHNOLOGIES LTD    SHS              M51363113    3,563    60,000 SH       SOLE                   60,000
METROPCS COMMUNICATIONS INC  COM              591708102   14,241 1,432,700 SH       SOLE                1,432,700
NETSUITE INC                 COM              64118Q107   24,622   365,848 SH       SOLE                  365,848
NEWS CORP                    CL A             65248E104   60,147 2,357,797 SH       SOLE                2,357,797
OPENTABLE INC                COM              68372A104    8,784   180,000 SH       SOLE                  180,000
PRICELINE COM INC            COM NEW          741503403   17,619    28,400 SH       SOLE                   28,400
RESEARCH IN MOTION LTD       COM              760975102   17,763 1,496,500 SH       SOLE                1,496,500
ROBERT HALF INTL INC         COM              770323103    9,050   284,400 SH       SOLE                  284,400
SBA COMMUNICATIONS CORP      COM              78388J106   93,750 1,320,788 SH       SOLE                1,320,788
SIRIUS XM RADIO INC          COM              82967N108   21,708 7,511,271 SH       SOLE                7,511,271
TIM PARTICIPACOES S A        SPONSORED ADR    88706P205   51,458 2,596,266 SH       SOLE                2,596,266
VIRGIN MEDIA INC             COM              92769L101   18,651   507,500 SH       SOLE                  507,500
VISA INC                     COM CL A         92826C839   14,794    97,600 SH       SOLE                   97,600
WYNN RESORTS LTD             COM              983134107   18,010   160,100 SH       SOLE                  160,100
YAHOO INC                    COM              984332106   57,075 2,868,100 SH       SOLE                2,868,100
ZILLOW INC                   CL A             98954A107    3,045   109,722 SH       SOLE                  109,722
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